SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE - Schedule of Geographical Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Apr. 30, 2023
Disclosure of geographical areas [line items]
Revenue	$ 6,150	$ 5,184	$ 11,837	$ 9,873
Non-current assets	60,202		60,202		$ 61,021
Net income (loss)	(2,622)	(7,351)	(6,193)	(16,732)
Interest and accretion	186	45	345	93
Amortization and depreciation	1,353	1,464	2,847	3,014
United States of America [Member]
Disclosure of geographical areas [line items]
Revenue	3,206	2,043	5,639	3,936
Europe [Member]
Disclosure of geographical areas [line items]
Revenue	2,401	2,788	5,366	4,927
Canada [Member]
Disclosure of geographical areas [line items]
Revenue	118	131	244	397
Australia [Member]
Disclosure of geographical areas [line items]
Revenue	65	0	148	0
Other [Member]
Disclosure of geographical areas [line items]
Revenue	360	222	440	613
North America [Member]
Disclosure of geographical areas [line items]
Non-current assets	3,313		3,313		1,025
Net income (loss)	(15)	(4,473)	(715)	(11,181)
Interest and accretion	48	3	80	11
Amortization and depreciation	145	188	302	368
North America [Member] | Corporate [Member]
Disclosure of geographical areas [line items]
Non-current assets	86		86		89
Net income (loss)	(1,141)	(1,744)	(2,687)	(3,880)
Interest and accretion	(16)	(2)	(10)	15
Amortization and depreciation	3	4	6	7
Belgium [Member]
Disclosure of geographical areas [line items]
Non-current assets	38,637		38,637		40,406
Net income (loss)	(1,372)	(1,081)	(2,341)	(2,009)
Interest and accretion	34	4	37	9
Amortization and depreciation	604	505	1,209	1,163
Netherlands [Member]
Disclosure of geographical areas [line items]
Non-current assets	18,166		18,166		$ 19,501
Net income (loss)	(94)	(53)	(450)	338
Interest and accretion	120	40	238	58
Amortization and depreciation	$ 601	$ 767	$ 1,330	$ 1,476